Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Capital
Common Equity Tier 1 Capital	$ 46,578	$ 44,443
Net Tier 1 Capital	51,304	50,187
Total regulatory capital	59,850	57,364
Risk-weighted assets/exposures used in calculation of capital ratios
CET1 risk-weighted assets	421,185	400,507
Tier 1 risk-weighted assets	421,185	400,680
Total risk-weighted assets	421,185	400,853
Leverage exposures	$ 1,230,648	$ 1,119,099
Capital ratios
Common Equity Tier 1 Capital ratio	11.10%	11.10%
Tier 1 capital ratio	12.20%	12.50%
Total capital ratio	14.20%	14.30%
Leverage ratio	4.20%	4.50%